Intangible Royalty Assets, Net	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Royalty Assets, Net

8. Intangible Royalty Assets, Net

The following schedules of the intangible royalty assets present the cost, accumulated amortization and net carrying value as of March 31, 2021 and December 31, 2020 (in thousands).

As of March 31, 2021	Cost	Accumulated amortization	Net carrying value
DPP-IV patents	$606,216	$583,221	$22,995

Total intangible royalty assets	$606,216	$583,221	$22,995

As of December 31, 2020	Cost	Accumulated amortization	Net carrying value
DPP-IV patents	$606,216	$577,550	$28,666

Total intangible royalty assets	$606,216	$577,550	$28,666

The DPP-IV patents associated with the intangible royalty assets terminate at various dates up to 2022. The weighted average remaining life of the intangible royalty assets is one year. We project amortization expense will be $17.3 million and $5.7 million in the remainder of 2021 and 2022, respectively.

Our revenue is tied to underlying patent protected sales of other DPP-IV products of various licensees. Such revenue from royalty assets is earned from sales occurring primarily in the United States and Europe; however, we do not have the ability to disaggregate our royalty revenue from licensees based on the geography of the underlying sales, as this level of information is not always included in royalty reports provided to us. The marketers paying us royalties on these products do not always provide, and are not necessarily required to provide, the breakdown of product sales by geography. Individual licensees exceeding 10% or more of revenue from intangible royalty assets accounted for 99% and 94% of our revenues from intangible royalty assets in the three months ended March 31, 2021 and 2020, respectively.

8. Intangible Royalty Assets, Net

The following schedules of the intangible royalty assets present the cost, accumulated amortization and net carrying value as of December 31, 2020 and 2019 (in thousands).

As of December 31, 2020	Cost	Accumulated amortization	Net carrying value
DPP-IV patents	$606,216	$577,550	$28,666

Total intangible royalty assets	$606,216	$577,550	$28,666

As of December 31, 2019	Cost	Accumulated amortization	Net carrying value
DPP-IV patents	$606,216	$554,492	$51,724

Total intangible royalty assets	$606,216	$554,492	$51,724

The DPP-IV patents associated with the intangible royalty assets terminate at various dates up to 2022. The weighted average remaining life of the intangible royalty assets is 1.25 years. The projected amortization expense is $23.0 million and $5.7 million in 2021 and 2022, respectively.

Our revenue is tied to underlying patent protected sales of other DPP-IV products of various licensees. Such revenue from royalty assets is earned from sales occurring primarily in the United States and Europe; however, we do not have the ability to disaggregate our royalty revenue from licensees based on the geography of the underlying sales, as this level of information is not always included in royalty reports provided to us. The marketers paying us royalties on these products do not always provide, and are not necessarily required to provide, the breakdown of product sales by geography. Individual licensees exceeding 10% or more of revenue from intangible royalty assets accounted for 97% , 91% and 73% of our revenues from intangible royalty assets in the years ended December 31, 2020, 2019 and 2018, respectively.